Shareholders’ Deficit - Schedule of Stock Option Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Option Activity [Abstract]
Number, Outstanding at beginning of period	135,791	61,579	50,937
Weighted Average Exercise Price, Outstanding at beginning of period	$ 4.26	$ 6.94	$ 15.57
Number, Granted during the period		75,000	48,055
Weighted Average Exercise Price, Granted during the period		$ 2.2	$ 5.84
Number, Exercised during the period
Weighted Average Exercise Price, Exercised during the period
Number, Forfeited during the period	(4,617)	(788)	(37,413)
Weighted Average Exercise Price, Forfeited during the period	$ (9.66)	$ (17.33)	$ (17.48)
Number, Outstanding at ending period	131,174	135,791	61,579
Weighted Average Exercise Price, Outstanding at ending period	$ 4.07	$ 4.26	$ 6.94
Number, Options exercisable at period-end	112,674	102,791	48,074
Weighted Average Exercise Price, Options exercisable at period-end	$ 4.15	$ 4.6	$ 6.94